SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended					12 Months Ended
	Sep. 22, 2021	Dec. 28, 2020	Aug. 31, 2020	Jun. 30, 2013	May 31, 2008	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares issued						23,309,987	23,301,653
Ordinary shares, shares outstanding						23,309,987	23,301,653
Weighted-average grant date fair value							$ 1.56	$ 1.09
Total intrinsic value of options exercised							$ 232	$ 8
Non-vested share-based compensation arrangements, unrecognized compensation costs						$ 75
Unrecognized compensation cost, weighted-average recognition period						1 year 9 months
Cash distribtion per share	$ 1.725	$ 1.079
Cash distribution aggregate amount	$ 40,100	$ 25,000
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total pool authorized				500,000
Number of shares available for grant						491,666
2010 Plan [Member] | Extended Term [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan term			5 years
Total pool authorized			1,200,000
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total pool authorized					1,000,000